Income taxes (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits [text block]

	09/30/2025	12/31/2024
Tax loss carried forward	957,193	796,831
Negative tax basis of social contribution carried forward	366,676	307,143

Assets - temporary differences
Provision for judicial liabilities	269,675	324,873
Operating provisions	548,502	515,779
Provisions for other losses	604,274	547,242
Employee benefit plans	252,482	245,331
Exchange rate variations	3,292,458	7,385,034
Derivatives losses (“MtM”)(1)		2,230,835
Amortization of fair value adjustments arising from business combinations	621,887	625,745
Unrealized profit on inventories	193,958	539,157
Leases (1)	509,775	606,944
	7,616,880	14,124,914

Liabilities - temporary differences
Goodwill - tax benefit on unamortized goodwill	1,806,061	1,589,887
Property, plant and equipment - deemed cost	1,001,100	1,066,883
Depreciation for tax-incentive reason (2)	684,771	733,640
Capitalized loan costs	942,023	947,482
Fair value of biological assets	1,005,141	1,317,095
Deferred taxes, net of fair value adjustments	320,477	342,141
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)	121,518	137,928
Derivatives gains (“MtM”) (1)	166,879
Provision of deferred taxes on results of subsidiaries abroad	76,753
Other temporary differences	12,913	18,439
	6,137,636	6,153,495

Non-current assets	1,479,244	7,984,015
Non-current liabilities		12,596
(1)The Company presents a net balance of derivatives and leases, as gains and losses from deferred taxes are offset simultaneously. For the derivatives line, the passive temporary difference was R$2,731,725 and asset temporary difference of R$2,564,845 (passive temporary difference was R$1,321,614 and asset temporary difference of R$3,552,449 as of December 31, 2024). For the lease line, the passive temporary difference was R$1,771,769 and asset temporary difference was R$2,281,544 (passive temporary difference was R$1,763,847 and asset temporary difference was R$2,370,791 as of December 31, 2024).
(2)Tax depreciation is taken as a benefit only in the income tax calculation bases.

Summary of Tax Credit Carryforwards

	09/30/2025	12/31/2024
Tax loss carried forward	3,828,772	3,187,324
Negative tax basis of social contribution carried forward	4,074,178	3,412,700

Disclosure of deferred taxes [text block]

	09/30/2025	12/31/2024
Opening balance	7,971,419	533,836
Tax loss carried forward	160,362	(413,137)
Negative tax basis of social contribution carried forward	59,533	(149,887)
Provision for judicial liabilities	(55,198)	715
Operating provisions and other losses	96,906	93,545
Exchange rate variation	(4,092,576)	5,000,881
Derivative (gains) losses (“MtM”)	(2,397,714)	2,908,925
Amortization of fair value adjustments arising from business combinations	17,806	193
Unrealized profit on inventories	(345,199)	387,579
Leases	(97,169)	250,834
Goodwill - tax benefit on unamortized goodwill	(216,174)	(288,233)
Property, plant and equipment - deemed cost	65,783	70,600
Depreciation accelerated for tax-incentive reason	48,869	66,217
Capitalized loan costs	5,459	(307,419)
Fair value of biological assets	311,954	(201,663)
Deferred taxes on the results of subsidiaries abroad	(76,753)
Credits on exclusion of ICMS from the PIS/COFINS tax base	16,410	12,763
Other temporary differences	5,526	5,670
Closing balance	1,479,244	7,971,419

Disclosure of Reconciliation of Effects of Income Tax and Social Contribution on Profit or Loss

	09/30/2025	09/30/2024
Net income (loss) before taxes	20,276,673	(1,970,690)
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	(6,894,069)	670,035

Tax effect on permanent differences
Impact of the taxation difference on profit of associates in Brazil and abroad (1)	(330,497)	790,091
Equity method	(41,185)	(5,046)
Credit related to Reintegra Program	8,645	8,203
Director bonuses	(26,950)	(9,347)
Tax incentives (Note 12.3)	263,762	287,409
Other (additions)/exclusions permanent	65,139	(78,789)
	(6,955,155)	1,662,556
Income tax
Current	(368,239)	(742,824)
Deferred	(4,753,737)	1,996,752
	(5,121,976)	1,253,928
Social Contribution
Current	(104,203)	(297,815)
Deferred	(1,728,976)	706,443
	(1,833,179)	408,628
Income and social contribution benefits (expenses) on the period	(6,955,155)	1,662,556
(1)The difference in the taxation of subsidiaries is substantially due to the differences between the nominal tax rates in Brazil and those of subsidiaries located abroad.

Disclosure of Tax Incentives
12.3 Tax incentives
The Company benefits from a tax incentive for partial reduction of the income tax obtained from operations carried out in areas under the jurisdiction of the Northeast Development Superintendence (“SUDENE”) and the Superintendence of Amazon Development (“SUDAM”). The IRPJ reduction incentive is calculated based on the activity profits (exploitation profits) and considers the allocation of the operating profit based on the incentive production levels for each product.

Area/Regions	Company	Maturity
Northeast Development Superintendence (“SUDENE”)
Aracruz (ES)	Portocel	2030
Aracruz (ES)	Suzano	2031
Imperatriz (MA)	Suzano	2032
Mucuri (BA)	Suzano	2032
São Luís (MA)	Itacel	2033
Eunápolis (BA)	Veracel	2033

Superintendence of Amazon Development (“SUDAM”)
Belém (PA)	Suzano	2025